Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Customer A [Member]
Concentration risk percentage	13.00%	16.00%	21.00%
Major Customer B [Member]
Concentration risk percentage	18.00%	20.00%	20.00%
Major Customer C [Member]
Concentration risk percentage	7.00%	12.00%	11.00%
Major Customer D [Member]
Concentration risk percentage	8.00%	12.00%	29.00%
Major Customer E [Member]
Concentration risk percentage	7.00%	9.00%	10.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	53.00%	69.00%	91.00%